UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RNC Genter Dividend Income Fund
Ticker Symbol: (GDIIX)

SEMI-ANNUAL REPORT

APRIL 30, 2017

RNC Genter Dividend Income Fund
A series of  Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	14
Expense Example	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the RNC Genter Dividend Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.9%
	BASIC MATERIALS – 4.0%
11,700	International Paper Co.	$631,449

	COMMUNICATIONS – 9.4%
15,300	AT&T, Inc.	606,339
14,600	Cisco Systems, Inc.	497,422
8,000	Verizon Communications, Inc.	367,280
		1,471,041

	CONSUMER, CYCLICAL – 2.2%
6,200	Target Corp.	346,270

	CONSUMER, NON-CYCLICAL – 26.6%
9,400	AbbVie, Inc.	619,836
9,400	Altria Group, Inc.	674,732
2,600	Amgen, Inc.	424,632
6,400	Eli Lilly & Co.	525,184
3,300	Johnson & Johnson	407,451
4,900	PepsiCo, Inc.	555,072
17,600	Pfizer, Inc.	596,992
3,500	Philip Morris International, Inc.	387,940
		4,191,839

	ENERGY – 14.8%
6,100	Chevron Corp.	650,870
5,000	Phillips 66	397,800
5,800	Royal Dutch Shell PLC - Class A - ADR[1]	302,702
5,300	Schlumberger Ltd.[1]	384,727
11,700	TOTAL S.A. - ADR[1]	598,689
		2,334,788

	FINANCIAL – 17.4%
1,050	BlackRock, Inc.	403,799
5,700	JPMorgan Chase & Co.	495,900
5,900	MetLife, Inc.	305,679
3,800	PNC Financial Services Group, Inc.	455,050
3,500	Travelers Cos., Inc.	425,810
12,100	Wells Fargo & Co.	651,464
		2,737,702

	INDUSTRIAL – 9.8%
3,100	Boeing Co.	572,973
16,958	General Electric Co.	491,612
4,400	United Parcel Service, Inc. - Class B	472,824
		1,537,409

	TECHNOLOGY – 14.7%
10,000	Intel Corp.	361,500
5,700	Microchip Technology, Inc.	430,806

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
9,300	Microsoft Corp.	$636,678
8,500	QUALCOMM, Inc.	456,790
13,000	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	429,910
		2,315,684
	TOTAL COMMON STOCKS (Cost $11,577,138)	15,566,182

	SHORT-TERM INVESTMENTS – 1.1%
171,526	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.64%[2]	171,526

	TOTAL SHORT-TERM INVESTMENTS (Cost $171,526)	171,526

	TOTAL INVESTMENTS – 100.0% (Cost $11,748,664 )	15,737,708
	Liabilities in Excess of Other Assets – 0.0%	(4,252)

	TOTAL NET ASSETS – 100.0%	$15,733,456

ADR – American Depositary Receipt
PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	26.6%
Financial	17.4%
Energy	14.8%
Technology	14.7%
Industrial	9.8%
Communications	9.4%
Basic Materials	4.0%
Consumer, Cyclical	2.2%
Total Common Stocks	98.9%
Short-Term Investments	1.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $11,748,664)	$15,737,708
Receivables:
Dividends and interest	27,176
Due from Advisor	3,595
Prepaid expenses	13,525
Total assets	15,782,004

Liabilities:
Payables:
Fund shares redeemed	466
Auditing fees	8,909
Fund accounting fees	7,969
Transfer agent fees and expenses	7,587
Fund administration fees	5,680
Custody fees	2,763
Distribution fees (Note 7)	3,235
Chief Compliance Officer fees	2,463
Trustees' fees and expenses	2,104
Accrued other expenses	7,372
Total liabilities	48,548

Net Assets	$15,733,456

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$11,429,391
Accumulated net investment income	4,459
Accumulated net realized gain on investments	310,562
Net unrealized appreciation on investments	3,989,044
Net Assets	$15,733,456

Shares of beneficial interest issued and outstanding	910,204
Net asset value per share	$17.29

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,855)	$244,843
Interest	407
Total investment income	245,250

Expenses:
Advisory fees	62,232
Distribution fees (Note 7)	19,447
Fund administration fees	19,054
Transfer agent fees and expenses	15,471
Fund accounting fees	14,833
Legal fees	9,989
Auditing fees	8,728
Chief Compliance Officer fees	6,645
Shareholder reporting fees	5,748
Registration fees	5,455
Custody fees	5,298
Trustees' fees and expenses	5,220
Miscellaneous	1,187
Insurance fees	619

Total expenses	179,926
Advisory fees waived	(62,232)
Other expenses absorbed	(20,457)
Net expenses	97,237
Net investment income	148,013

Realized and Unrealized Gain on Investments:
Net realized gain on investments:	305,287
Net change in unrealized appreciation/depreciation on investments	964,010
Net realized and unrealized gain on investments	1,269,297

Net Increase in Net Assets from Operations	$1,417,310

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$148,013	$305,955
Net realized gain on investments	305,287	585,045
Net change in unrealized appreciation/depreciation on investments	964,010	(182,052)
Net increase in net assets resulting from operations	1,417,310	708,948

Distributions to Shareholders:
From net investment income	(158,933)	(309,364)
From net realized gains	(379,281)	-
Total distributions to shareholders	(538,214)	(309,364)

Capital Transactions:
Net proceeds from shares sold	1,219,894	3,026,452
Reinvestment of distributions	420,063	251,141
Cost of shares redeemed[1]	(1,609,598)	(6,392,153)
Net increase (decrease) in net assets from capital transactions	30,359	(3,114,560)

Total increase (decrease) in net assets	909,455	(2,714,976)

Net Assets:
Beginning of period	14,824,001	17,538,977
End of period	$15,733,456	$14,824,001

Accumulated net investment income	$4,459	$15,379

Capital Share Transactions:
Shares sold	71,535	190,409
Shares reinvested	25,076	15,880
Shares redeemed	(93,839)	(410,318)
Net increase/(decrease) from capital share transactions	2,772	(204,029)

[1]	Net of redemption fee proceeds of $0 and $25 respectively.

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31,

			2016		2015		2014		2013		2012
Net asset value, beginning of period	$16.34		$15.78		$16.24		$15.67		$13.33		$12.37
Income from Investment Operations:
Net investment income[1]	0.16		0.33		0.31		0.30		0.28		0.28
Net realized and unrealized
gain (loss) on investments	1.39		0.55		(0.17)		0.96		2.60		1.36
Total from investment operations	1.55		0.88		0.14		1.26		2.88		1.64

Less Distributions:
From net investment income	(0.18)		(0.32)		(0.29)		(0.29)		(0.28)		(0.28)
From net realized gain	(0.42)		-		(0.31)		(0.40)		(0.26)		(0.40)
Total distributions	(0.60)		(0.32)		(0.60)		(0.69)		(0.54)		(0.68)

Redemption fee proceeds[1]	-		-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$17.29		$16.34		$15.78		$16.24		$15.67		$13.33

Total Return[3]	9.57%	[4]	5.68%		0.85%		8.33%		22.19%		13.89%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,733		$14,824		$17,539		$20,012		$15,989		$10,152

Ratio of expenses to average net assets:
Before fees waived	2.31%	[5]	2.43%		2.26%		2.24%		2.57%		3.47%
After fees waived	1.25%	[5]	1.25%		1.25%		1.25%		1.25%		1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived	0.84%	[5]	0.87%		0.95%		0.86%		0.63%		(0.07)%
After fees waived	1.90%	[5]	2.05%		1.96%		1.85%		1.95%		2.15%

Portfolio turnover rate	9%	[4]	25%		40%		14%		21%		34%

[1]	Based on average shares outstanding.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Unaudited)

Note 1 – Organization
RNC Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2013-2016 and as of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with RNC Genter Capital Management (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. Effective January 1, 2016, the Advisor has voluntarily agreed to waive 0.10% basis points of its management fee. The voluntary waiver will lower management fee from 0.90% to 0.80% of the Fund’s average daily assets through December 31, 2017. The Advisor may terminate this voluntary waiver at any time. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

For the six months ended April 30, 2017, the Advisor waived all of its advisory fees $62,232 and absorbed other expenses of $20,457. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. The Advisor will not seek recoupment of any advisory fees it waives pursuant to the voluntary advisory fees waiver discussed above. At April 30, 2017, the amount of these potentially recoverable expenses was $622,857. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

2017	$ 178,349
2018	185,377
2019	176,442
2020	82,689
Total	$ 622,857

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended April 30, 2017, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$11,752,605

Gross unrealized appreciation	$4,065,735
Gross unrealized depreciation	(80,632)
Net unrealized appreciation	$3,985,103

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

As of October 31, 2016, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$15,379
Undistributed long-term capital gains	379,270
Accumulated earnings	394,649

Accumulated capital and other losses	-
Net unrealized appreciation	3,030,320
Total accumulated earnings	$3,424,969

The tax character of distributions paid during the fiscal years ended October 31, 2016 and October 31, 2015 were as follows:

Distribution paid from:	2016	2015
Ordinary income	$309,364	$339,370
Long-term capital gains	-	381,206
Total distributions paid	$309,364	$720,576

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2017 and the year ended October 31, 2016, the Fund received $0 and $25 respectively, in redemption fees.

Note 6 – Investment Transactions
For the period ended April 30, 2017 purchases and sales of investments, excluding short-term investments, were $1,428,576 and $1,439,443 respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to IMST Distributors, LLC.

For the period ended April 30, 2017, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$15,566,182	$-	$-	$15,566,182
Short-Term Investments	171,526	-	-	171,526
Total Investments	$15,737,708	$-	$-	$15,737,708

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2017 (Unaudited)

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 10 - Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 - Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Recently Issued Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

RNC Genter Dividend Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on December 5-7, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and RNC Genter Capital Management, LLC (the “Investment Advisor”) with respect to the RNC Genter Dividend Income Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of the Russell 1000 Value Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Large Value fund universe (the “Fund Universe”) for the one-, three-, and five-year periods ended September 30, 2016; and reports comparing the investment advisory fees and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Fund, the meeting materials indicated that the total return of the Fund for the one-year period was higher than the return of the Russell 1000 Value Index, and the median returns of the Peer Group and Large Value Fund Universe. The Fund’s annualized total return for the three-year period was below the median returns of the Peer Group and Fund Universe, and below the return of the Russell 1000 Value Index by 1.02%, 0.62%, and 2.70%, respectively. The Fund’s annualized total return for the five-year period was below the Peer Group median return, the Fund Universe median return, and the Russell 1000 Value Index return by 0.80%, 1.84%, and 3.69%, respectively. The Trustees noted the Investment Advisor’s explanation that over the three- and five-year periods, the Fund’s healthcare security selection and cash position contributed the most to the Fund’s underperformance relative to the Peer Group; that because the Fund purchases securities with high dividend yields and many healthcare companies that recently performed well paid little or no dividends, those securities were not eligible for investment by the Fund; and that similarly, oil prices have caused some energy companies to perform well in the past year, but because such companies do not have high dividend payouts, the Fund could not invest in those companies either. The Trustees also considered Morningstar’s observation that while the Fund’s preference for higher-quality stocks can result in periods of underperformance, the emphasis has yielded strong risk control metrics.

RNC Genter Dividend Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.20% and 0.25%, respectively. The Trustees noted that the Investment Advisor was waiving its entire advisory fee with respect to the Fund and subsidizing a portion of the Fund’s operating expenses, because of the Fund’s low asset levels. The Trustees also noted that at the Fund’s current asset levels the fees charged by the Investment Advisor to the Fund are higher than the fees it charges other clients according to its standard fee schedule, but noted that the Investment Advisor oversees the Fund’s compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients that are not registered under the 1940 Act, and that it had agreed to limit the Fund’s total expenses. Finally, the Board considered that in December 2015, the Investment Advisor had agreed to establish a temporary waiver to reduce the advisory fee by 0.10%, to be reconsidered annually, and that the Investment Advisor had agreed to renew the waiver for at least an additional year.

The meeting materials indicated that the annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.02% and 0.15%, respectively. The Trustees noted, however, that the average net assets of the Fund were significantly smaller than the average net assets of funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended September 30, 2016. The Board noted that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Fund, and that the Investment Advisor had not realized a profit with respect to the Fund. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than the receipt of its investment advisory fee), including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

RNC Genter Dividend Income Fund
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	11/1/16	4/30/17	11/1/16 – 4/30/17
Actual Performance	$1,000.00	$1,095.70	$6.49
Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.25

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

RNC Genter Dividend Income Fund
A series of Investment Managers Series Trust

Investment Advisor
RNC Genter Capital Management LLC
11601 Wilshire Boulevard
Twenty-fifth Floor
Los Angeles, California 90025

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
RNC Genter Dividend Income Fund	GDIIX	461 418 865

Privacy Principles of the RNC Genter Dividend Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the RNC Genter Dividend Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 5GENTER or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 5GENTER or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 5GENTER. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (877) 5GENTER, (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

RNC Genter Dividend Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 5GENTER

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/7/17

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/7/17